LETTER TO SHAREHOLDERS

MICHAEL J. VOGELZANG, CFA, PRESIDENT
TODD FINKELSTEIN, CFA, PORTFOLIO MANAGER

Over the past six months cash-flow into the Boston Advisors funds has been strong, investment performance has been above expectations and, above all, the safety of principal has remained solid. In this semi-annual report to shareholders we will review the domestic investing environment and discuss the nature and characteristics of the portfolios within the Boston Advisors Trust.

ECONOMIC AND INVESTING ENVIRONMENTS

- The terrorist attacks perpetrated on the United States on September 11th were watershed economic events, dramatically reducing consumer confidence and slowing economic activity. Before the end of October the Federal Reserve Bank lowered the Federal Funds rate one percent bringing the Funds target down to 2.5%. Between January and the end of August, the Federal Reserve had acted aggressively in lowering short-term interest rates over 300 basis points to 3.5% from 6.5%. This was done in an attempt to prevent the economy from sliding into a recession earlier in the year. However, largely as a result of the tragic events of September 11th, the economy experienced its first quarter of negative GDP growth in 10 years in the third quarter.

- Inflation appears subdued by virtually any measure, providing operating flexibility to the Federal Reserve to continue to lower rates if need be. Evidence of declining corporate earnings, rising unemployment, and ongoing erosion in consumer confidence suggests rates will be cut further over the coming quarters.

- The stock market fared poorly throughout the year to early September. The terrorist attacks resulted in a significant sell-off for the 5 trading days immediately following the attacks, but valuation levels brought buyers in for a subsequent rebound. Reduced investor confidence in the equity market has provoked a redistribution of assets from equities into cash. This redistribution partly accounts for the significant increase in the assets of the Boston Advisors Trust.

PORTFOLIO REVIEWS

CASH RESERVES FUND

- The Portfolio invests only in high-quality credits as ranked by nationally recognized statistical rating organizations. This, coupled with broad diversification among issuers and sectors, enhances stability and liquidity, critical in today's challenging economic environment. As of October 31, the portfolio consisted of commercial paper (30%), repurchase agreements (24%), U.S. Government Agency Obligations (22%), certificates of deposit (6%), variable rate notes (6%), corporate debt (3%), and money market funds (9%). During the period prior to September 11th U.S. Government Agency Obligations cheapened-up relative to alternatives, so their purchase to upgrade portfolio quality did not come at the expense of yield.

U.S. GOVERNMENT FUND

- The Portfolio invests exclusively in short-term U.S. government securities, including those guaranteed by any of its agencies or instrumentalities, and repurchase agreements based upon these securities. As of October 31, the portfolio consisted of U.S. government agency obligations (67%), of which variable rates were 4% (2% of the portfolio), repurchase agreements (24%) and money market funds (9%). In a rapidly declining interest rate environment money market fund yields lag the decline in overnight rates.

   As a result, money market funds provided a high-yielding alternative than repurchase agreements for a portion of the overnight investments.

TAX FREE FUND

- The Portfolio invests in high quality short-term municipal obligations as ranked by nationally recognized statistical rating organizations. This high quality, coupled with broad diversification among issuers and sectors, helps lend stability and liquidity in today's challenging economic environment. As of October 31, the portfolio consisted of daily and weekly floating rate issues (60%), notes and bonds (19%), commercial paper (10%), prerefunded obligations (8%), and money market funds (2%). The prerefunded municipal obligations provide an element of U.S. Government support further enhancing the credit quality of the portfolio.

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BOSTON ADVISORS
-------------------------------------------------------------------------
CASH RESERVES FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                 RATE    MATURITY     PRINCIPAL       VALUE
----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 6.0%
BANKING -- 6.0%
Deutsche Bank NY                                    2.250%  01/22/2002   $25,000,000  $   25,000,566
Landesbank Hessen-Thueringen Girozentrale           2.350%  12/17/2001    15,000,000      15,000,373
Royal Bank of Scotland NY                           2.380%  01/09/2002    25,000,000      25,001,429
Westpac Banking Corporation NY                      3.530%  12/10/2001    10,000,000      10,000,853
                                                                                      --------------
TOTAL CERTIFICATES OF DEPOSIT                                                             75,003,221
                                                                                      --------------
COMMERCIAL PAPER -- 30.3%
BANKING -- 12.3%
Alliance & Leicester Plc.                           2.330%  01/11/2002    15,000,000      14,931,071
Bayerische Landesbank Girozentrale NY               3.720%  12/06/2001    25,000,000      24,909,583
Dexia Delaware LLC                                  2.430%  12/21/2001    10,000,000       9,966,250
Dexia Delaware LLC                                  2.490%  12/28/2001    15,000,000      14,940,862
Dresdner U.S. Finance Corporation                   3.380%  12/20/2001    15,000,000      14,930,991
Societe Generale North America                      2.330%  12/17/2001    15,000,000      14,955,342
Societe Generale North America                      3.430%  02/14/2002    15,000,000      14,849,938
Toronto-Dominion Holdings USA                       3.630%  01/09/2002    15,000,000      14,895,638
Toronto-Dominion Holdings USA                       3.670%  03/11/2002    15,000,000      14,801,209
UBS Finance Delaware                                3.660%  02/12/2002    15,000,000      14,842,925
                                                                                      --------------
                                                                                         154,023,809
                                                                                      --------------
BROKER -- 1.6%
Goldman Sachs Group, Inc.                           3.220%  01/14/2002    20,000,000      19,867,622
                                                                                      --------------
COMMERCIAL SERVICES -- 1.6%
CXC, Inc.                                           3.180%  11/01/2001    20,000,000      20,000,000
                                                                                      --------------
FINANCIAL SERVICES -- 7.2%
Ciesco LP                                           2.410%  11/27/2001    15,000,000      14,973,892
Corporate Asset Funding Co., Inc.                   2.230%  02/08/2002    25,000,000      24,846,687
Eureka Securitization Plc.                          2.560%  11/27/2001    10,000,000       9,981,511
Falcon Asset Securitization Corporation             2.320%  01/15/2002    15,000,000      14,927,500
Receivables Capital Corporation                     2.480%  11/09/2001    10,000,000       9,994,489
Sigma Finance Corporation                           3.780%  11/21/2001    15,000,000      14,968,500
                                                                                      --------------
                                                                                          89,692,579
                                                                                      --------------
INDUSTRIAL-DIVERSIFIED -- 4.8%
General Electric Capital Corporation                3.600%  01/09/2002    15,000,000      14,896,500
General Electric Capital Corporation                4.040%  11/08/2001    15,000,000      14,988,216

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BOSTON ADVISORS
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CASH RESERVES FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                 RATE    MATURITY     PRINCIPAL       VALUE
INDUSTRIAL-DIVERSIFIED (CONTINUED)
The CIT Group, Inc.                                 3.620%  01/16/2002   $15,000,000  $   14,885,366
The CIT Group, Inc.                                 3.850%  12/17/2001    15,000,000      14,926,209
                                                                                      --------------
                                                                                          59,696,291
                                                                                      --------------
INSURANCE -- 2.8%
Marsh & McLennan Companies, Inc.                    2.400%  12/04/2001    20,000,000      19,956,000
Prudential Funding Corporation                      2.270%  01/07/2002    15,000,000      14,936,629
                                                                                      --------------
                                                                                          34,892,629
                                                                                      --------------
TOTAL COMMERCIAL PAPER                                                                   378,172,930
                                                                                      --------------
CORPORATE DEBT -- 2.5%
BANKING -- 0.8%
Westpac Banking Corporation Limited                 6.375%  10/16/2002    10,000,000      10,355,730
                                                                                      --------------
HEAVY MACHINERY -- 1.7%
Caterpillar Financial Services Corporation          4.890%  10/11/2002    20,000,000      20,410,546
                                                                                      --------------
TOTAL CORPORATE DEBT                                                                      30,766,276
                                                                                      --------------
FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.5%
Federal Farm Credit Bank                            3.980%  12/10/2001    10,000,000       9,956,884
Federal Farm Credit Bank                            4.000%  01/11/2002    10,000,000       9,921,111
Federal Home Loan Bank                              3.325%  02/22/2002    25,000,000      24,739,080
Federal Home Loan Bank                              3.350%  01/23/2002    25,000,000      24,806,910
Federal Home Loan Mortgage Corporation              3.310%  04/17/2002    20,000,000      19,692,906
Federal Home Loan Mortgage Corporation              3.375%  08/15/2002    15,092,000      14,685,931
Federal Home Loan Mortgage Corporation              4.360%  12/21/2001    20,000,000      19,878,888
Federal National Mortgage Association               2.480%  11/08/2001    20,000,000      19,990,356
Federal National Mortgage Association               2.600%  03/14/2002    20,000,000      19,807,889
Federal National Mortgage Association               3.355%  11/21/2001    10,000,000       9,981,361
Federal National Mortgage Association               3.580%  01/10/2002    25,000,000      24,825,972
Federal National Mortgage Association               3.600%  12/28/2001    25,000,000      24,857,500
Federal National Mortgage Association               4.020%  12/03/2001    15,000,000      14,946,400
Federal National Mortgage Association               4.390%  11/16/2001    20,000,000      19,963,417
Federal National Mortgage Association               5.375%  03/15/2002    10,000,000      10,058,666
                                                                                      --------------
TOTAL FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                                      268,113,271
                                                                                      --------------
MUTUAL FUNDS -- 9.2%
Merrill Lynch Premier Institutional Fund            2.740%                57,000,000      57,000,000
Merrimac Cash Series Premium Class                  2.810%                57,192,486      57,192,486
                                                                                      --------------
TOTAL MUTUAL FUNDS                                                                       114,192,486
                                                                                      --------------

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BOSTON ADVISORS
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CASH RESERVES FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                                 RATE    MATURITY     PRINCIPAL       VALUE
VARIABLE RATE NOTES -- 6.4%
BANKING -- 2.8%
American Express Centurion Bank                     2.443%  11/20/2001   $10,000,000  $   10,000,000
Chase Manhattan Corporation                         2.680%  01/03/2002    25,000,000      25,004,554
                                                                                      --------------
                                                                                          35,004,554
                                                                                      --------------
BROKER -- 2.4%
Morgan Stanley, Dean Witter & Co.                   2.435%  01/28/2002    30,000,000      30,009,194
                                                                                      --------------
FINANCIAL SERVICES -- 1.2%
Sigma Finance Corporation                           2.600%  11/07/2001    15,000,000      15,000,000
                                                                                      --------------
TOTAL VARIABLE RATE NOTES                                                                 80,013,748
                                                                                      --------------
REPURCHASE AGREEMENT -- 24.2%
UBS PaineWebber Warburg Repurchase Agreement,
collateralized by U.S. Government Agency
Obligations with rates ranging from 6.000% to
7.125%, maturity dates ranging from 11/8/01 to
7/22/14 and an aggregate market value of
$303,292,671                                        2.620%  11/01/2001   301,495,000     301,495,000
                                                                                      --------------
TOTAL REPURCHASE AGREEMENT                                                               301,495,000
                                                                                      --------------
TOTAL INVESTMENTS -- 100.1% (COST $1,247,756,932)                                      1,247,756,932
NET OTHER ASSETS -- (0.1%)                                                                (1,322,822)
                                                                                      --------------
NET ASSETS -- 100.0%                                                                  $1,246,434,110
                                                                                      ==============
TOTAL COST FOR INCOME TAX PURPOSES                                                    $1,247,756,932
                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

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U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE     MATURITY     PRINCIPAL      VALUE
-----------------------------------------------------------------------------------------
FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 64.6%
Federal Farm Credit Bank                   3.290%  12/27/2001   $3,000,000   $  2,984,647
Federal Farm Credit Bank                   3.330%  11/26/2001    3,635,000      3,626,594
Federal Farm Credit Bank                   3.430%  11/09/2001    3,000,000      2,997,713
Federal Farm Credit Bank                   3.610%  01/04/2002    4,000,000      3,974,329
Federal Home Loan Bank                     3.830%  11/02/2001    1,500,000      1,499,840
Federal Home Loan Bank                     4.620%  11/05/2001      925,000        945,823
Federal Home Loan Bank                     6.000%  11/15/2001    1,000,000      1,000,578
Federal Home Loan Bank                     6.750%  05/01/2002    4,000,000      4,087,313
Federal Home Loan Mortgage Corporation     2.235%  01/30/2002    3,000,000      2,983,238
Federal Home Loan Mortgage Corporation     2.250%  11/28/2001    3,000,000      2,994,938
Federal Home Loan Mortgage Corporation     2.750%  12/13/2001    2,375,000      2,367,380
Federal Home Loan Mortgage Corporation     2.800%  12/06/2001    3,000,000      2,991,833
Federal Home Loan Mortgage Corporation     2.800%  12/21/2001    2,000,000      1,992,222
Federal Home Loan Mortgage Corporation     3.340%  11/29/2001    3,000,000      2,992,206
Federal Home Loan Mortgage Corporation     3.430%  03/01/2002    2,000,000      1,977,134
Federal Home Loan Mortgage Corporation     3.440%  12/31/2001    3,000,000      2,982,800
Federal Home Loan Mortgage Corporation     3.500%  01/03/2002    3,000,000      2,981,625
Federal Home Loan Mortgage Corporation     3.510%  03/20/2002    2,500,000      2,466,119
Federal Home Loan Mortgage Corporation     3.570%  11/21/2001    3,000,000      2,994,050
Federal Home Loan Mortgage Corporation     3.690%  11/02/2001    1,500,000      1,499,846
Federal Home Loan Mortgage Corporation     3.710%  11/16/2001    1,500,000      1,497,681
Federal Home Loan Mortgage Corporation     3.820%  12/06/2001    2,000,000      1,992,572
Federal Home Loan Mortgage Corporation     3.850%  01/31/2002    1,000,000        990,267
Federal Home Loan Mortgage Corporation     4.040%  11/08/2001    2,000,000      1,998,428
Federal Home Loan Mortgage Corporation     4.040%  01/03/2002    1,000,000        992,930
Federal Home Loan Mortgage Corporation     4.310%  03/28/2002    1,000,000        982,400
Federal National Mortgage Association      2.350%  12/18/2001      800,000        797,546
Federal National Mortgage Association      2.490%  11/01/2001    1,000,000      1,000,000
Federal National Mortgage Association      2.600%  03/14/2002    3,000,000      2,971,183
Federal National Mortgage Association      2.700%  02/21/2002    3,000,000      2,974,800
Federal National Mortgage Association      3.310%  02/07/2002    3,000,000      2,972,968
Federal National Mortgage Association      3.320%  01/10/2002    3,000,000      2,980,634
Federal National Mortgage Association      3.350%  02/28/2002    3,000,000      2,966,779
Federal National Mortgage Association      3.350%  03/06/2002    3,000,000      2,965,104
Federal National Mortgage Association      3.360%  02/22/2002    3,000,000      2,968,360
Federal National Mortgage Association      3.365%  02/22/2002    2,000,000      1,978,875
Federal National Mortgage Association      3.445%  01/24/2002    3,000,000      2,975,885
Federal National Mortgage Association      3.550%  01/17/2002    3,000,000      2,977,220
Federal National Mortgage Association      3.560%  12/13/2001    2,000,000      1,991,694

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U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE     MATURITY     PRINCIPAL      VALUE
FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
Federal National Mortgage Association      3.560%  12/14/2001   $2,000,000   $  1,991,496
Federal National Mortgage Association      3.600%  12/20/2001    3,000,000      2,985,300
Federal National Mortgage Association      3.600%  12/28/2001    3,000,000      2,982,900
Federal National Mortgage Association      3.790%  11/01/2001    2,000,000      2,000,000
Federal National Mortgage Association      4.030%  12/14/2001    1,000,000        995,186
Federal National Mortgage Association      4.260%  01/11/2002    2,000,000      1,983,197
Federal National Mortgage Association      5.375%  03/15/2002    2,000,000      2,011,733
Federal National Mortgage Association      6.625%  01/15/2002    1,000,000      1,003,063
                                                                             ------------
TOTAL FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                           109,268,429
                                                                             ------------
VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.4%
Federal Agricultural Mortgage
Corporation                                2.280%  01/07/2002    4,000,000      3,983,027
                                                                             ------------
MUTUAL FUNDS -- 8.9%
Merrill Lynch Government Fund              2.550%                7,500,000      7,500,000
Merrimac US Government Series Premium
Class                                      2.720%                7,500,000      7,500,000
                                                                             ------------
TOTAL MUTUAL FUNDS                                                             15,000,000
                                                                             ------------
REPURCHASE AGREEMENT -- 24.2%
UBS PaineWebber Warburg Repurchase
Agreement, collateralized by Federal
Home Loan Bank with rates ranging from
6.080% to 6.875%, maturity dates ranging
from 12/14/01 to 8/15/05 and an
aggregate market value of $41,563,846      2.620%  11/01/2001   40,861,000     40,861,000
                                                                             ------------
TOTAL INVESTMENTS -- 100.1% (COST $169,112,456)                              $169,112,456
NET OTHER ASSETS -- (0.1%)                                                       (109,594)
                                                                             ------------
NET ASSETS -- 100.0%                                                         $169,002,862
                                                                             ============
TOTAL COST FOR INCOME TAX PURPOSES                                           $169,112,456
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS
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TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
--------------------------------------------------------------------------------------
PREREFUNDED MUNICIPAL OBLIGATIONS -- 8.3%
ARIZONA -- 1.3%
Arizona State Transportation Board
Highway Revenue                           6.500%  07/01/2002   $1,000,000  $ 1,039,552
                                                                           -----------
DISTRICT OF COLUMBIA -- 0.6%
District of Columbia                      6.000%  06/01/2002      500,000      511,097
                                                                           -----------
MAINE -- 0.5%
Yarmouth, Maine                           7.000%  11/01/2001      400,000      408,000
                                                                           -----------
OHIO -- 1.2%
Northeast Regional Sewer District         6.500%  11/15/2001    1,000,000    1,011,225
                                                                           -----------
PENNSYLVANIA -- 1.3%
Pennsylvania Intergovernmental
Cooperative Authority                     6.800%  06/15/2002    1,000,000    1,028,815
                                                                           -----------
TEXAS -- 2.8%
Harris County, Texas                      6.500%  08/15/2002    1,000,000    1,053,528
Texas National Research Lab Commission    6.550%  12/01/2001    1,225,000    1,252,625
                                                                           -----------
                                                                             2,306,153
                                                                           -----------
WISCONSIN -- 0.6%
Wisconsin State                           6.300%  05/01/2002      500,000      510,180
                                                                           -----------
TOTAL PREREFUNDED MUNICIPAL OBLIGATIONS                                      6,815,022
                                                                           -----------
MUNICIPAL INTEREST BEARING COMMERCIAL PAPER -- 9.8%
COLORADO -- 1.9%
Denver, Colorado City & County Airport
Revenue                                   2.050%  12/03/2001    1,500,000    1,500,000
                                                                           -----------
INDIANA -- 1.2%
Indiana Development Finance Authority     2.350%  02/11/2002    1,000,000    1,000,000
                                                                           -----------
MINNESOTA -- 1.2%
Minneapolis-St. Paul Metropolitan
Airport Commission                        2.350%  02/11/2002    1,000,000    1,000,000
                                                                           -----------
NEVADA -- 1.8%
Las Vegas Valley Water District           2.300%  12/07/2001    1,500,000    1,500,000
                                                                           -----------
TEXAS -- 3.7%
Bexar Metropolitan Water District         2.300%  12/05/2001    1,000,000    1,000,000
San Antonio, Texas Sales Tax Revenue      2.000%  11/09/2001    1,000,000    1,000,000
Texas State                               3.750%  08/29/2002    1,000,000    1,010,299
                                                                           -----------
                                                                             3,010,299
                                                                           -----------
TOTAL MUNICIPAL INTEREST BEARING COMMERCIAL PAPER                            8,010,299
                                                                           -----------

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TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
FIXED RATE MUNICIPAL OBLIGATIONS -- 18.8%
COLORADO -- 1.2%
Jefferson County, Colorado School
District No. R-001                        3.500%  06/28/2002   $1,000,000  $ 1,006,571
                                                                           -----------
ILLINOIS -- 1.2%
Illinois State                            5.000%  04/01/2002    1,000,000    1,007,433
                                                                           -----------
MARYLAND -- 1.6%
Anne Arundel County, Maryland             5.000%  03/15/2002    1,280,000    1,293,234
                                                                           -----------
MASSACHUSETTS -- 2.5%
Brookline, Massachusetts                  6.750%  04/01/2002    1,000,000    1,019,326
Marion, Massachusetts                     3.000%  07/19/2002    1,000,000    1,003,168
                                                                           -----------
                                                                             2,022,494
                                                                           -----------
NEVADA -- 1.2%
Clark County, Nevada                      5.000%  12/01/2001    1,000,000    1,002,126
                                                                           -----------
NEW JERSEY -- 0.8%
Pennsauken Township School District       4.000%  03/01/2002      635,000      637,874
                                                                           -----------
PENNSYLVANIA -- 1.3%
Danville Area School District             3.600%  05/15/2002    1,095,000    1,097,768
                                                                           -----------
RHODE ISLAND -- 0.7%
Pawtucket, Rhode Island                   6.000%  07/01/2002      575,000      586,830
                                                                           -----------
SOUTH CAROLINA -- 1.6%
Columbia, SC Waterworks & Sewer System    6.500%  02/01/2002    1,285,000    1,298,280
                                                                           -----------
TENNESSEE -- 0.5%
Knoxville, Tennessee Gas Revenue          4.000%  03/01/2002      440,000      441,667
                                                                           -----------
TEXAS -- 3.1%
Austin, Texas Public Property Financial
Contractual Obligations                   4.500%  11/01/2001      680,000      680,000
Bexar County, Texas                       7.250%  06/15/2002      800,000      822,272
Dallas-Fort Worth Regional Airport
Revenue                                   6.000%  11/01/2001    1,000,000    1,000,000
                                                                           -----------
                                                                             2,502,272
                                                                           -----------
UTAH -- 1.3%
Utah State                                5.000%  07/01/2002    1,000,000    1,017,329
                                                                           -----------
VIRGINIA -- 1.2%
Henrico County, Virginia                  4.700%  01/15/2002    1,000,000    1,002,890
                                                                           -----------

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TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
FIXED RATE MUNICIPAL OBLIGATIONS (CONTINUED)
WISCONSIN -- 0.6%
Madison Area Technical College            5.000%  12/01/2001   $  500,000  $   500,641
                                                                           -----------
TOTAL FIXED RATE MUNICIPAL OBLIGATIONS                                      15,417,409
                                                                           -----------
DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 8.5%
ARIZONA -- 1.2%
Phoenix, Arizona Industrial Development
Authority(1)                              2.050%  11/01/2001    1,000,000    1,000,000
                                                                           -----------
INDIANA -- 1.2%
Princeton, Indiana Pollution Control
Revenue(1)                                1.950%  11/01/2001    1,000,000    1,000,000
                                                                           -----------
MISSOURI -- 3.7%
Independence Industrial Development
Authority(1)                              2.000%  11/01/2001    1,500,000    1,500,000
Missouri State Health & Educational
Facilities Authority(1)                   2.000%  11/01/2001    1,480,000    1,480,000
                                                                           -----------
                                                                             2,980,000
                                                                           -----------
NEBRASKA -- 1.2%
Lancaster County Hospital Authority
Health Facilities Revenue(1)              2.050%  11/01/2001    1,000,000    1,000,000
                                                                           -----------
NEVADA -- 1.2%
Clark County, Nevada Industrial
Development Revenue(1)                    2.150%  11/01/2001    1,000,000    1,000,000
                                                                           -----------
TOTAL DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS                              6,980,000
                                                                           -----------
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 51.9%
ARIZONA -- 1.0%
Pinal County Industrial Development
Authority(1)                              1.950%  11/07/2001      800,000      800,000
                                                                           -----------
COLORADO -- 1.8%
Colorado Health Facilities Authority(1)   2.080%  11/01/2001    1,500,000    1,500,000
                                                                           -----------
FLORIDA -- 6.1%
Florida Housing Finance Agency(1)         1.860%  11/07/2001    1,500,000    1,500,000
Seminole County Industrial Development
Authority(1)                              2.250%  11/01/2001    1,000,000    1,000,000
Tampa, Florida Occupational License
Tax(1)                                    1.900%  11/07/2001    1,500,000    1,500,000
Tampa, Florida Revenue(1)                 1.950%  11/07/2001    1,000,000    1,000,000
                                                                           -----------
                                                                             5,000,000
                                                                           -----------
GEORGIA -- 1.8%
Clayton County Development Authority(1)   2.000%  11/07/2001    1,500,000    1,500,000
                                                                           -----------
HAWAII -- 2.5%
Honolulu, Hawaii City & County(1)         2.030%  11/01/2001    2,000,000    2,000,000
                                                                           -----------

BOSTON ADVISORS
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
ILLINOIS -- 7.1%
Elmhurst, Illinois Revenue(1)             2.100%  11/01/2001   $  840,000  $   840,000
Ilinois Development Finance Authority
Pollution Control Revenue(1)              1.950%  11/07/2001    1,000,000    1,000,000
Illinois Educational Facilities
Authority(1)                              1.950%  11/07/2001    2,500,000    2,500,000
Illinois State Toll Highway Authority(1)  2.100%  11/01/2001    1,500,000    1,500,000
                                                                           -----------
                                                                             5,840,000
                                                                           -----------
IOWA -- 1.8%
West Des Moines, Iowa Commercial
Development Revenue(1)                    1.950%  11/07/2001    1,500,000    1,500,000
                                                                           -----------
KENTUCKY -- 1.1%
Warsaw, Kentucky Industrial Building
Revenue(1)                                2.150%  11/07/2001      880,000      880,000
                                                                           -----------
LOUISIANA -- 1.2%
Lake Charles Harbor & Revenue
District(1)                               1.950%  11/07/2001    1,000,000    1,000,000
                                                                           -----------
MICHIGAN -- 1.2%
Michigan State Housing Development
Authority(1)                              2.000%  11/07/2001    1,000,000    1,000,000
                                                                           -----------
MISSOURI -- 1.8%
Kansas City Industrial Development
Authority(1)                              2.200%  11/01/2001    1,500,000    1,500,000
                                                                           -----------
NEW YORK -- 1.2%
New York City Industrial Development
Agency(1)                                 2.000%  11/01/2001    1,000,000    1,000,000
                                                                           -----------
NORTH CAROLINA -- 2.4%
Durham, North Carolina(1)                 2.150%  11/01/2001    1,000,000    1,000,000
Mecklenburg County, North Carolina(1)     1.950%  11/07/2001    1,000,000    1,000,000
                                                                           -----------
                                                                             2,000,000
                                                                           -----------
PENNSYLVANIA -- 4.9%
Delaware Valley Regional Financial
Authority(1)                              1.950%  11/07/2001    1,100,000    1,100,000
Emmaus, Pennsylvania General
Authority(1)                              2.000%  11/07/2001      700,000      700,000
Lehigh County Industrial Development
Authority(1)                              2.200%  11/07/2001    1,000,000    1,000,000
Philadelphia, Pennsylvania Water &
Wastewater Revenue(1)                     1.900%  11/07/2001    1,200,000    1,200,000
                                                                           -----------
                                                                             4,000,000
                                                                           -----------
TENNESSEE -- 1.2%
Clarksville Public Building Authority
Revenue(1)                                2.000%  11/07/2001    1,000,000    1,000,000
                                                                           -----------

BOSTON ADVISORS
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
TEXAS -- 3.1%
Capital Health Facilities Development
Corporation(1)                            2.000%  11/07/2001   $1,000,000  $ 1,000,000
North Texas Higher Education
Authority(1)                              2.050%  11/07/2001    1,500,000    1,500,000
                                                                           -----------
                                                                             2,500,000
                                                                           -----------
UTAH -- 1.2%
Morgan County, Utah Solid Waste Disposal
Revenue(1)                                2.100%  11/07/2001    1,000,000    1,000,000
                                                                           -----------
VIRGINIA -- 4.0%
Emporia Industrial Development
Authority(1)                              2.100%  11/07/2001    1,000,000    1,000,000
Halifax County Industrial Development
Authority(1)                              2.100%  11/07/2001    1,300,000    1,300,000
Richmond County Development Authority(1)  2.050%  11/07/2001    1,000,000    1,000,000
                                                                           -----------
                                                                             3,300,000
                                                                           -----------
WASHINGTON -- 4.1%
Everett Industrial Development
Corporation(1)                            2.300%  11/01/2001      925,000      925,000
Seattle, Washington Water System
Revenue(1)                                1.860%  11/07/2001    1,400,000    1,400,000
Washington Higher Education Facilities
Authority(1)                              2.000%  11/07/2001    1,000,000    1,000,000
                                                                           -----------
                                                                             3,325,000
                                                                           -----------
WISCONSIN -- 2.4%
Wisconsin State Health & Education
Facilities Authority(1)                   2.080%  11/01/2001    2,000,000    2,000,000
                                                                           -----------
TOTAL WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS                            42,645,000
                                                                           -----------
MUTUAL FUND -- 2.2%
Merrill Lynch Institutional Tax Exempt
Money Market                              2.080%                1,813,200    1,813,200
                                                                           -----------
TOTAL INVESTMENTS -- 99.5% (COST $81,680,930)                               81,680,930
NET OTHER ASSETS -- 0.5%                                                       415,094
                                                                           -----------
NET ASSETS -- 100.0%                                                       $82,096,024
                                                                           ===========
TOTAL COST FOR INCOME TAX PURPOSES                                         $81,680,930
                                                                           -----------

 (1)  Maturity date shown for security is actual reset date.

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND
                                          ---------------  -----------------  -----------------
ASSETS
  Investments in securities, at value
  (Cost $946,261,932, $128,251,456 and
  $81,680,930, respectively)              $  946,261,932     $128,251,456        $81,680,930
  Repurchase agreements, at value (Cost
  $301,495,000 and $40,861,000,
  respectively)                              301,495,000       40,861,000                 --
  Cash                                               935               83                 --
  Interest receivable                            931,477          234,370            527,337
  Prepaid expenses                               140,761           10,665             18,317
                                          --------------     ------------        -----------
    TOTAL ASSETS                           1,248,830,105      169,357,574         82,226,584
                                          --------------     ------------        -----------
LIABILITIES
  Dividends payable                            1,622,103          236,473             56,958
  Payable to the Investment Advisor              282,010           36,220             17,709
  Payable to Distributor                         263,726           35,688             17,706
  Payable to Transfer Agent                      130,317           14,031              3,742
  Accrued expense and other payables              97,839           32,300             34,445
                                          --------------     ------------        -----------
    TOTAL LIABILITIES                          2,395,995          354,712            130,560
                                          --------------     ------------        -----------
NET ASSETS                                $1,246,434,110     $169,002,862        $82,096,024
                                          ==============     ============        ===========
NET ASSETS CONSIST OF:
  Paid-in capital                          1,246,434,110      168,982,599         82,096,024
  Accumulated undistributed net
  investment income                                  314           19,908                 --
  Accumulated net realized gain/(loss)
  on investment transactions                        (314)             355                 --
                                          --------------     ------------        -----------
TOTAL NET ASSETS                          $1,246,434,110     $169,002,862        $82,096,024
                                          ==============     ============        ===========
NET ASSETS
  Class 1                                  1,225,737,310      169,002,862         82,096,024
  Class 2                                     20,696,800               --                 --
                                          --------------     ------------        -----------
TOTAL                                      1,246,434,110      169,002,862         82,096,024
                                          --------------     ------------        -----------
SHARES OUTSTANDING
  Class 1                                  1,225,737,310      169,002,862         82,096,024
  Class 2                                     20,696,800               --                 --
                                          --------------     ------------        -----------
    TOTAL                                  1,246,434,110      169,002,862         82,096,024
                                          --------------     ------------        -----------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
  Class 1                                          $1.00            $1.00              $1.00
  Class 2                                           1.00               --                 --

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND
                                          ---------------  -----------------  -----------------
INVESTMENT INCOME
  Interest                                  $24,252,509       $3,196,961         $1,069,434

EXPENSES
  Investment advisor fee                      3,313,588          445,116            215,877
  Distribution and service fees
    Class 1                                   1,481,096          202,325             98,126
  Legal fees                                     15,123           15,123             15,123
  Printing                                       46,773            5,353              4,504
  Audit fees                                      9,829            9,577              9,577
  Custodian and fund accounting expense         233,853           34,064             19,136
  Transfer agency expense                       760,744          102,615             16,715
  Registration expense                           60,974           19,147             17,283
  Insurance expense                             115,447            2,261              8,168
  Trustees fees and expense                       5,042            5,042              5,042
  Miscellaneous                                     506              504                503
                                            -----------       ----------         ----------
    Total expenses                            6,042,975          841,127            410,054
    Reduction of investment advisor
    expense                                    (645,819)        (112,755)           (56,801)
                                            -----------       ----------         ----------
    Net expenses                              5,397,156          728,372            353,253
                                            -----------       ----------         ----------
Net investment income                        18,855,353        2,468,589            716,181
                                            -----------       ----------         ----------
NET INCREASE IN NET ASSETS FROM
OPERATIONS                                  $18,855,353       $2,468,589         $  716,181
                                            ===========       ==========         ==========

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      BOSTON ADVISORS                          BOSTON ADVISORS
                                                           CASH                                U.S. GOVERNMENT
                                                       RESERVES FUND                          MONEY MARKET FUND
                                          ---------------------------------------  ---------------------------------------
                                                                     FOR                                      FOR
                                          SIX MONTHS ENDED       THE PERIOD        SIX MONTHS ENDED       THE PERIOD
                                          OCTOBER 31, 2001          ENDED          OCTOBER 31, 2001          ENDED
                                            (UNAUDITED)       APRIL 30, 2001(1)      (UNAUDITED)       APRIL 30, 2001(1)
                                          ----------------  ---------------------  ----------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                   $    18,855,353      $    46,278,024      $   2,468,589        $   4,865,101
  Net realized loss on investments                     --                 (314)                --              (19,553)
                                          ---------------      ---------------      -------------        -------------
    Net increase in net assets resulting
    from operations                            18,855,353           46,277,710          2,468,589            4,845,548
                                          ---------------      ---------------      -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                   (18,516,705)         (45,950,716)        (2,468,589)          (4,845,548)
    Class 2                                      (338,648)            (326,994)                --                   --
                                          ---------------      ---------------      -------------        -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS       (18,855,353)         (46,277,710)        (2,468,589)          (4,845,548)
                                          ---------------      ---------------      -------------        -------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Proceeds from sale of shares
  Class 1                                   1,746,226,233        4,088,980,256        289,569,588          431,818,599
  Class 2                                      16,860,023           32,375,935                 --                   --
Net Asset Value of shares issued to
shareholders in payment of distributions
declared
  Class 1                                      18,598,382           42,704,844          2,387,338            4,528,870
  Class 2                                         358,900              286,356                 --                   --
Cost of shares redeemed
  Class 1                                  (1,685,420,533)      (2,985,401,874)      (235,327,255)        (323,999,278)
  Class 2                                     (15,525,338)         (13,659,074)                --                   --
                                          ---------------      ---------------      -------------        -------------
NET INCREASE IN NET ASSETS FROM FUND
SHARE TRANSACTIONS                             81,097,667        1,165,286,443         56,629,671          112,348,191
                                          ---------------      ---------------      -------------        -------------
NET INCREASE IN NET ASSETS                     81,097,667        1,165,286,443         56,629,671          112,348,191
NET ASSETS
  At beginning of period                    1,165,336,443               50,000        112,373,191               25,000
                                          ---------------      ---------------      -------------        -------------
  At end of period                        $ 1,246,434,110      $ 1,165,336,443      $ 169,002,862        $ 112,373,191
                                          ===============      ===============      =============        =============

 (1)  Funds commenced operations on June 5, 2001.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                      BOSTON ADVISORS
                                                         TAX FREE
                                                     MONEY MARKET FUND
                                          ---------------------------------------
                                                                     FOR
                                          SIX MONTHS ENDED       THE PERIOD
                                          OCTOBER 31, 2001          ENDED
                                            (UNAUDITED)       APRIL 30, 2001(1)
                                          ----------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                    $     716,181        $   1,815,988
    Net realized loss on investments                  --                   --
                                           -------------        -------------
    Net increase in net assets resulting
    from operations                              716,181            1,815,988
                                           -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                     (716,181)          (1,815,988)
    Class 2                                           --                   --
                                           -------------        -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS         (716,181)          (1,815,988)
                                           -------------        -------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Proceeds from sale of shares
  Class 1                                    114,654,114          277,130,321
  Class 2                                             --                   --
Net Asset Value of shares issued to
shareholders in payment of distributions
declared
  Class 1                                        731,862            1,684,521
  Class 2                                             --                   --
Cost of shares redeemed
  Class 1                                   (106,814,740)        (205,315,054)
  Class 2                                             --                   --
                                           -------------        -------------
NET INCREASE IN NET ASSETS FROM FUND
SHARE TRANSACTIONS                             8,571,236           73,499,788
                                           -------------        -------------
NET INCREASE IN NET ASSETS                     8,571,236           73,499,788
NET ASSETS
  At beginning of period                      73,524,788               25,000
                                           -------------        -------------
  At end of period                         $  82,096,024        $  73,524,788
                                           =============        =============

 (1)  Funds commenced operations on June 5, 2001.

                       See Notes to Financial Statements

BOSTON ADVISORS
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                         BOSTON ADVISORS
                                                       CASH RESERVES FUND
                                            -----------------------------------------
                                              FOR THE SIX                FOR
                                              MONTHS ENDED           THE PERIOD
                                            OCTOBER 31, 2001            ENDED
                                              (UNAUDITED)         APRIL 30, 2001(1)
                                            ----------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $       1.000          $       1.000
                                             -------------          -------------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                                0.016                  0.050
                                             -------------          -------------
Net increase from investment operations              0.016                  0.050
                                             -------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                               (0.016)                (0.050)
                                             -------------          -------------
Total distributions                                 (0.016)                (0.050)
                                             -------------          -------------
NET ASSET VALUE, END OF PERIOD               $       1.000          $       1.000
                                             =============          =============
TOTAL RETURN                                          1.59%(2)               5.07%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $   1,225,737          $   1,146,333
  Ratio of net operating expenses to
  average net assets                                  0.90%(3)               0.90%(3)
  Ratio of net investment income to
  average net assets                                  3.13%(3)               5.42%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                            1.01%(3)               1.03%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                        3.02%(3)               5.29%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 2
--------------------------------------------------------------------------------

                                                         BOSTON ADVISORS
                                                       CASH RESERVES FUND
                                            -----------------------------------------
                                              FOR THE SIX                FOR
                                              MONTHS ENDED           THE PERIOD
                                            OCTOBER 31, 2001            ENDED
                                              (UNAUDITED)         APRIL 30, 2001(1)
                                            ----------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    1.000            $    1.000
                                               ----------            ----------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                               0.017                 0.020
                                               ----------            ----------
Net increase from investment operations             0.017                 0.020
                                               ----------            ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                              (0.017)               (0.020)
                                               ----------            ----------
Total distributions                                (0.017)               (0.020)
                                               ----------            ----------
NET ASSET VALUE, END OF PERIOD                 $    1.000            $    1.000
                                               ==========            ==========
TOTAL RETURN                                         1.72%(2)              2.01%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)            $   20,697            $   19,003
  Ratio of net operating expenses to
  average net assets                                 0.65%(3)              0.66%(3)
  Ratio of net investment income to
  average net assets                                 3.37%(3)              5.22%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                           0.76%(3)              0.83%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                       3.26%(3)              5.05%(3)

 (1) For the period from commencement of offering of Class 2 shares, December 13, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                         BOSTON ADVISORS
                                                      U.S. GOVERNMENT MONEY
                                                           MARKET FUND
                                            -----------------------------------------
                                              FOR THE SIX                FOR
                                              MONTHS ENDED           THE PERIOD
                                            OCTOBER 31, 2001            ENDED
                                              (UNAUDITED)         APRIL 30, 2001(1)
                                            ----------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $     1.000         $          1.000
                                              -----------         ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                               0.015                    0.049
                                              -----------         ----------------
Net increase from investment operations             0.015                    0.049
                                              -----------         ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                              (0.015)                  (0.049)
                                              -----------         ----------------
Total distributions                                (0.015)                  (0.049)
                                              -----------         ----------------
NET ASSET VALUE, END OF PERIOD                $     1.000         $          1.000
                                              ===========         ================
TOTAL RETURN                                         1.55%(2)                 4.98%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)           $   169,003         $        112,373
  Ratio of net operating expenses to
  average net assets                                 0.90%(3)                 0.90%(3)
  Ratio of net investment income to
  average net assets                                 3.05%(3)                 5.34%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                           1.04%(3)                 1.07%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                       2.91%(3)                 5.17%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                         BOSTON ADVISORS
                                                   TAX FREE MONEY MARKET FUND
                                            -----------------------------------------
                                              FOR THE SIX                FOR
                                              MONTHS ENDED           THE PERIOD
                                            OCTOBER 31, 2001            ENDED
                                              (UNAUDITED)         APRIL 30, 2001(1)
                                            ----------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    1.000            $    1.000
                                               ----------            ----------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                               0.009                 0.027
                                               ----------            ----------
Net increase from investment operations             0.009                 0.027
                                               ----------            ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                              (0.009)               (0.027)
                                               ----------            ----------
Total distributions                                (0.009)               (0.027)
                                               ----------            ----------
NET ASSET VALUE, END OF PERIOD                 $    1.000            $    1.000
                                               ==========            ==========
TOTAL RETURN                                         0.94%(2)              2.77%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)            $   82,096            $   73,525
  Ratio of net operating expenses to
  average net assets                                 0.90%(3)              0.90%(3)
  Ratio of net investment income to
  average net assets                                 1.82%(3)              2.99%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                           1.04%(3)              1.09%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                       1.68%(3)              2.80%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1 -- SIGNIFICANT ACCOUNTING POLICIES
Boston Advisors Trust (the Trust) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Massachusetts Business Trust on September 30, 1999. The Trust currently offers three Funds: Boston Advisors Cash Reserves Fund (Cash Reserves Fund), Boston Advisors U.S. Government Money Market Fund (U.S. Government Money Market Fund), and Boston Advisors Tax Free Money Market Fund (Tax Free Money Market Fund), (each, a Fund). The investment objective of the Funds seeks to preserve capital and maintain liquidity, consistent with seeking maximum current income. Additionally the Tax Free Money Market Fund generates income that is substantially exempt from federal income taxes. The Cash Reserves Fund issues two classes of shares (Class 1 and Class 2 shares). Class 1 shares of each fund have a 12b-1 distribution fee. There are no other class specific expenses for either share class. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America.

A. SECURITY VALUATION -- Each Fund values investment securities utilizing the amortized cost valuation method permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which each fund must comply with certain conditions. This pricing method involves initially valuing a fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C. EXPENSES -- The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund are charged to that fund while general expenses are allocated among the Trust's respective portfolios.

    The investment income and expenses of each Fund (other than class specific expenses) and realized gains and losses on investments of each fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized gains or losses are incurred.

D. REPURCHASE AGREEMENTS -- Each Funds' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, each Fund has a right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E. INCOME TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

F. USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. OTHER -- Investment transactions are accounted for on a trade-date basis. Gains and losses on securities are determined on the basis of identified cost.

2 -- DISTRIBUTIONS TO SHAREHOLDERS
The net investment income of each Fund is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. Distributions are paid in the form of additional shares of the same Fund or, at the election of the shareholder, in cash. For U.S. Government Money Market Fund and Tax Free Money Market Fund, certain distributions may be paid from net interest earned and designated as tax exempt interest. Such distributions are not includable by shareholders as income subject to federal and/or state taxes, but may be subject to federal alternative minimum tax.

3 -- INVESTMENT ADVISER FEE
Boston Advisors, Inc. (the Advisor), a wholly owned subsidiary of The Advest Group, Inc., serves as the investment advisor to the Funds, providing management, investment advisory and other services. In exchange, the Funds have agreed to pay the Advisor, a monthly advisory fee at an annual rate of 0.55% of each Fund's average daily net assets. The Advisor has agreed to waive its advisory fee and reimburse each Fund for its expenses through September 1, 2002, to the extent necessary that the total expenses of the Fund do not exceed 0.90% and 0.65% of the average daily net assets of Class 1 and Class 2, respectively. The Advisor reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two years to the extent that a Fund's expense ratio falls below any expense limitations.

4 -- DISTRIBUTION PLAN
Advest, Inc., a wholly owned subsidiary of The Advest Group, Inc., serves as the distributor to the Funds. The Funds have adopted a Rule 12b-1 distribution plan authorizing each Fund's Class 1 shares to pay service fees equal to 0.25% of the Class 1 average daily net assets.

5 -- TRANSFER AGENT FEE
Advest Transfer Services, Inc. (ATS), a subsidiary of The Advest Group, Inc., serves as the Funds shareholder servicing agent and transfer agent. ATS receives account fees and asset-based fees that vary according to account size and type of account.

6 -- FEDERAL TAX INFORMATION
At October 31, 2001, the Cash Reserves Fund had a capital loss carryforward of $314 which will expire in fiscal 2009.